UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Courtney R. Taylor
Capital Research and Management Company
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Core Municipal Fund
Schedule of Investments July 31, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.46%
Alabama - 1.85%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,155.46
5.00%, 05/01/17	1,000	1,159.47
Courtland Industrial Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,120.85
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	163.07

		4,597	1.85

Alaska - 0.09%
Alaska Ind. Dev. & Export Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 04/01/13	100	111.05
City of Anchorage, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 4.00%, 08/01/12	100	107.04

		218.09

Arizona - 1.87%
Arizona School Facs. Board, School Imps. Certs. of Part., Lease Rev. Bonds, 5.00%, 09/01/14	200	227.09
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds (Pre-refunded with St & Loc Govt Series to 07/01/12 @ 100), 5.25%, 07/01/14	1,355	1,483.60
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	104.04
City of Phoenix, G.O. Public Imps. Prop. Tax Rev. Bonds, Series B (Pre-refunded with St & Loc Govt Series to 07/01/12 @ 100), 5.375%, 07/01/13	200	219.09
Glendale Industrial Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,091.44
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12@ 100), 5.00%, 07/01/251	100	105.04
Phoenix Civic Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.50%, 07/01/22	150	158.06
Phoenix Civic Imp. Corp., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, 5.50%, 07/01/24	125	143.06
Phoenix Civic Imp. Corp., Water Util. Imps. Rev. Bond, Series A, 5.00%, 07/01/23	300	338.14
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Rev. Bonds, Series A:
4.00%, 01/01/13	100	108.04
5.00%, 01/01/20	500	583.23
Tangerine Farms Road Imp. Dist, Public Imps. Special Assessment Bonds, 4.60%, 01/01/26	100	95.04

		4,654	1.87

California - 9.66%
ABAG Fin. Auth. For Nonprofit Corps, Health Hospital Nursing Home Rev. Ref. Bonds (CA Mtg. Ins), 4.00%, 05/15/16	1,500	1,511.61
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110.04
Bay Area Toll Auth., Highway Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	136.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	841.34
California Muni. Fin. Auth., Health Care Fac. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,039.42
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	1,665	1,956.79
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,333.94
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to maturity) (FGIC Insured), 5.00%, 12/01/12	5	6	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	109.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,305.93
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	112.04
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,050.42
City of Los Angeles, Solid Waste Mgmt. Rev. Ref. Bonds, Rev. Bond, Series A, 5.00%, 06/01/11	100	104.04
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	208.08
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	200	224.09
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	109.04
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	100	116.05
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	114.05
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 07/01/25	100	110.04
North California Gas Auth., Natural Gas Util. Imps. Rev. Bond, 0.987%, 07/01/191	100	75.03
Northern California Power Agcy., Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,180.88
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	108.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,173.87
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	500	513.21
San Francisco City & County Public Utilities Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	2,000	2,328.93
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/18	100	116.05
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	203.08
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	200	219.09
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	100	114.05
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/14 @ 100), 5.00%, 07/01/15	2,650	3,088	1.24
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	114.05
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St & Loc Govt Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	107.04
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.25%, 01/01/24	200	217.09
		24,048	9.66

Colorado - 1.37%
Arapahoe County School Dist., G.O. School Imps. Prop. Tax Bonds, 3.00%, 12/15/12	$300	$318.13
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 11/15/16	100	114.05
5.25%, 11/15/28	200	214.09
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	200	226.09
Colorado Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Escrowed to maturity), 5.00%, 03/01/11	100	103.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	139.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,201.88
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-6 (Mandatory Put 11/10/10 @ 100), 3.95%, 09/01/361	100	101.04

		3,416	1.37

Connecticut - 1.99%
Connecticut State Health & Edu. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series A-3 (Mandatory Put 02/07/13 @ 100), 4.00%, 07/01/491	500	541.22
Connecticut State Health & Educ. Fac. Auth., Misc. Purposes Rev Bonds, Series B, 0.27%, 07/01/381	900	900.36
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	1,525	1,778.71
State of Connecticut, G.O. Public Imps. Prop. Tax Rev. Bonds, Series C, 4.50%, 06/01/22	300	328.13
State of Connecticut, G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St & Loc Govt Series to 04/15/12 @ 100), 5.375%, 04/15/20	775	843.34
State of Connecticut, Misc. Rev. Ref. Bonds, Series C:
5.00%, 10/01/11	100	106.04
5.00%, 10/01/22	400	468.19

		4,964	1.99

Delaware - 0.65%
State of Delaware, G.O. Public Imps. General Fund, Prop. Tax Bond, Series D, 5.00%, 09/01/13	1,325	1,504.60
State of Delaware, G.O., Prop. Tax, Ref. Bonds, Series 2009 C, 5.00%, 10/01/17	100	120.05

		1,624.65

District of Columbia - 1.99%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	1,250	1,435.58
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series C, 5.00%, 12/01/13	100	114.05
Dist. of Columbia, Misc. Imps. Rev. Bonds, Series A, 5.00%, 12/01/12	100	110.04
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	200	218.09
5.00%, 10/01/17	200	233.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,617	1.05
Washington Convention Center Auth., Hotel Occupancy Tax, Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	226.09

		4,953	1.99

Florida - 12.07%
Citizens Prop. Insurance Corp., Misc. Cash Flow Mgmt. Rev. Bonds:
5.00%, 06/01/13	2,650	2,791	1.12
5.00%, 06/01/15	700	742.30
6.00%, 06/01/16	200	220.09
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.25%, 06/01/17	2,000	2,116.85
Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 03/01/15	105	111.04
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	116.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	112.04
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,100	1,219.49
5.00%, 11/15/17	2,000	2,206.89
County of Broward, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series A, 2.40%, 10/01/14	100	105.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,219.49
County of Polk, Misc. Fuel Sales Tax Rev. Ref. Bond (AGM Insured), 5.00%, 12/01/251	100	101.04
County of St. Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116.05
Florida Housing Fin. Corp., State Funded Housing Rev. Bonds (GNMA FNMA FHLMC Insured), 5.00%, 07/01/28	1,000	1,086.44
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A:
5.00%, 07/01/14	150	163.07
5.00%, 07/01/15	1,400	1,518.61
5.00%, 07/01/16	2,000	2,159.87
Florida State Board of Edu., G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,280.92
Florida State Board of Edu., G.O. School Imps. Sales Tax Rev. Bonds, Series E, 5.00%, 06/01/22	200	227.09
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Bonds, Series B, 5.00%, 07/01/19	1,450	1,648.66
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,090.44
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series B (NATL-RE Insured), 5.00%, 07/01/11	100	104.04
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,149.46
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/13	100	105.04
3.00%, 01/15/14	100	107.04
5.00%, 01/15/20	300	347.14
5.00%, 01/15/23	100	112.04
Fort Pierce Util. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	221.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,097.84
JEA, Energy Res. Auth. Rev. Bonds, 5.50%, 10/01/29	200	215.09
JEA, Water Rev., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	400	420.17
Miami-Dade County School Board, School Imps. Certs. of Part. Rev. Bond, Series B (AMBAC Insured), 4.00%, 11/01/15	100	105.04
Miami-Dade County School Board, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	326.13
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 10/01/12	100	107.04
Orlando Utilities Commission, Multiple Utils. Rev. Ref. Bonds, Series C:
5.00%, 10/01/13	1,000	1,130.45
5.00%, 10/01/17	1,000	1,175.47
Orlando Utilities Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	224.09
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/13	500	565.23
St. Johns County School Board, Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	211.08

		30,065	12.07

Georgia - 4.21%
Burke County Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.95%, 11/01/481	100	103.04
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	358.14
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,055.83
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	200	211.09
Georgia Higher Edu. Facs. Auth., College & Univ. Imps Rev. Bonds, 6.00%, 06/15/28	300	336.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bond, Series A, 5.00%, 06/01/12	300	325.13
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	108.04
5.00%, 06/01/18	400	474.19
Gwinnett County Dev. Auth., Lease, Ref. Bonds, Certs. of Part. Lease Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	116.05
Milledgeville & Baldwin County Dev. Auth. College & Univ. Imps. Rev. Bonds (Escrowed to maturity), 4.50%, 09/01/11	225	235.09
Muni. Electric Auth. of Georgia, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series D, 4.00%, 01/01/12	300	314.13
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,146.46
Muni. Electric Auth. of Georgia, Energy Ress. Auth. Rev. Ref. Bonds, Series A, 3.00%, 11/01/12	500	523.21
Public Gas Partners Inc., Natural Gas Rev. Bonds, Series A, 5.00%, 10/01/13	100	111.04
State of Georgia, G.O. College & Univ. Imps. Bonds, Series D, 5.00%, 05/01/27	100	112.05
State of Georgia, G.O. General Fund, Public Imps. Bonds, Series B, 5.00%, 07/01/24	450	511.21
State of Georgia, G.O. Prop. Tax Ref. Bonds, Series I:
5.00%, 07/01/18	200	241.10
5.00%, 07/01/21	2,000	2,437.98
State of Georgia, Prop. Tax, G.O. College & Univ. Imps. Bonds, Series D, 4.00%, 05/01/11	100	103.04
State of Georgia, Prop. Tax, G.O. School Imps. Prop. Tax Bonds, Series B, 3.00%, 01/01/11	100	101.04
Thomasville Hospital Auth. Rev. Bonds, 3.25%, 11/01/14	540	559.22

		10,479	4.21

Hawaii - 0.73%
City & County of Honolulu, G.O., Prop. Tax, Ref. Bonds, Series A:
2.75%, 04/01/14	200	214.09
4.50%, 04/01/25	100	107.04
State of Hawaii, G.O., Prop. Tax, Ref. Bonds, Series DT, 5.00%, 11/01/19	600	724.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/22	200	220.09
5.25%, 07/01/23	500	553.22

		1,818.73

Illinois - 4.61%
Chicago Board of Edu., G.O., Prop. Tax, Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	113.05
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	1,300	1,371.55
4.00%, 01/01/17	1,675	1,759.71
Cook Kane Lake & McHenry Counties Comm. College Dist. No. 512, G.O. College & Univ. Imps. Bonds, Series A, 5.00%, 12/01/24	500	561.23
County of Cook, G.O., Prop. Tax, Ref. Bonds, Series A, 4.50%, 11/15/13	100	111.04
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B, 6.25%, 07/01/38	300	348.14
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 10/01/22	100	105.04
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100) (XLCA Insured), 3.50%, 10/01/271	200	202.08
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	200	211.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	114.05
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	104.04
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	257.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	95	100.04
4.10%, 07/01/13	330	350.14
Illinois State Toll Highway Auth., Highway Imps., Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,149.46
Metropolitan Pier & Exposition Auth., Port Airport & Marina Imps. Hotel Occupancy Tax Rev. Bond (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	108.04
5.375%, 06/01/13	100	112.05
State of Illinois, G.O. General Fund, Ref. Bonds, 5.25%, 08/01/10	100	100.04
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,187.88
State of Illinois, Misc. Rev., G.O. Highway Imps. Misc. Rev. Bonds, Series B, 5.00%, 03/01/14	200	219.09
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,702.68
Univ. of Illinois, College & Univ. Imps. Certs. of Part., Series A, 5.00%, 08/15/10	200	200.08

		11,483	4.61

Indiana - 0.94%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A:
4.00%, 02/01/11	$200	$204.08
5.50%, 08/01/11	100	105.04
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 04/01/11), 5.00%, 10/01/271	125	129.05
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.25%, 11/01/28	100	105.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	106.04
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	400	437.18
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 06/01/11	100	104.04
5.00%, 06/01/12	400	434.18
5.25%, 06/01/20	100	118.05
Indiana Univ., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 06/01/38	200	210.09
Indianapolis Local Public Imp. Bond Bank, Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/12 @ 100) (NATL-RE Insured), 5.50%, 07/01/14	300	330.13
Southwest Allen Multi School Building Corp., School Imps. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.00%, 07/15/11	50	52.02

		2,334.94

Iowa - 0.32%
City of Iowa City, Sewer Rev. Ref. Bonds, Series A (AGM Insured), 4.50%, 07/01/19	100	111.05
City of Sioux City, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 4.00%, 06/01/18	100	109.04
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	356.14
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	200	218.09

		794.32

Kansas - 0.13%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	200	217.08
Kansas State Dept. of Transportation, Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	118.05

		335.13

Kentucky - 1.29%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1, 1.1127%, 05/01/201	2,000	1,999.81
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,100	1,201.48

		3,200	1.29

Louisiana - 0.74%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	209.08
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	335.13
Louisiana Public Fac. Auth., School Imps. Rev. Ref. Bonds (CIFG Insured), 5.00%, 07/01/12	200	211.09
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bond, Series B, 5.25%, 05/15/27	100	98.04
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bond, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	1,000	1,002.40

		1,855.74

Maryland - 0.50%
City of Baltimore, Water Rev. Ref. Bonds, Series B (AMBAC Insured), 4.50%, 07/01/23	175	188.07
State of Maryland, G.O. College & Univ. Imps. Bonds, Series C, 5.00%, 03/01/15	100	117.05
State of Maryland, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 11/01/17	100	120.05
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	117.05
State of Maryland, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 11/01/19	300	365.15
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	107.04
Washington Suburban Sanitation Dist., G.O. Water Util. Imps. Rev. Ref. Bonds, Series A, 4.00%, 06/01/13	200	220.09

		1,234.50

Massachusetts - 2.51%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	189.07
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	400	464.19
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 03/01/15 @ 100), 5.00%, 03/01/22	100	118.05
Massachusetts Bay Transportation Auth. Transit Imps. Sales Tax Rev. Bond, Series A (Pre-refunded with St & Loc Govt Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	119.05
Massachusetts Bay Transportation Auth., Transit Rev. Ref. Bonds, Series B, 5.25%, 07/01/23	2,000	2,411.97
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,109.44
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 5.25%, 08/15/23	100	115.05
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
5.00%, 11/15/14	200	235.09
5.00%, 12/15/25	100	115.05
Massachusetts Health & Edu. Facs. Auth., Rev. Bond, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	108.04
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	900	906.36
Massachusetts Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	116.05
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bonds, Series 14, 5.00%, 08/01/20	100	118.05
Massachusetts Water Res. Auth. Water Rev. Ref. Bonds, Series B, 5.00%, 08/01/22	100	115.05

		6,238	2.51

Michigan - 1.36%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	$400	$418.17
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/15/13	100	103.04
5.25%, 11/15/24	200	200.08
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,761.71
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	200	222.09
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	106.04
5.00%, 04/01/16	300	353.14
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	225.09

		3,388	1.36

Minnesota - 0.23%
State of Minnesota, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H:
5.00%, 11/01/13	400	457.18
5.00%, 11/01/16	100	119.05

		576.23

Mississippi - 0.97%
Jackson State Univ. Educ. Building Corp., Univ. & College Imps. Rev. Ref. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,150	2,407.97

		2,407.97

Missouri - 0.40%
Kansas City Ind. Dev. Auth., Misc. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 04/01/14	100	114.05
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	210.08
Missouri Highway & Transportation Commission, Highway Imps. Rev. Bonds, Series A, 5.00%, 05/01/24	300	342.14
Missouri Highway & Transportation Commission, Highway Imps. Toll Rev. Bonds, Series A, 5.00%, 05/01/13	100	112.04
Missouri State Environment & Energy Res. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	120.05
Missouri State Health & Edu. Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	104.04

		1,002.40

Nevada - 3.05%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	116.05
County of Clark, Port Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	369.15
County of Clark, Port, Airport & Marina Rev. Ref. Notes, Series E-2, 5.00%, 07/01/12	3,250	3,460	1.39
County of Clark, Sales Tax Rev. Ref. Bonds, Series B, 4.00%, 07/01/18	2,000	2,155.86
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,498.60

		7,598	3.05

New Jersey - 3.63%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,094.44
5.00%, 12/15/17	2,000	2,280.92
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K:
5.00%, 07/01/13	100	113.05
5.00%, 07/01/14	100	116.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A:
4.00%, 09/01/13	100	108.04
4.00%, 09/01/14	100	110.05
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,102.44
5.00%, 12/01/17	1,420	1,549.62
New Jersey State Turnpike Auth, Highway Imps. Rev. Bonds, Series E, 5.00%, 01/01/28	100	103.04
New Jersey Transportation Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,343.94
New Jersey Transportation Trust Fund Auth., Transit. Imp. Rev. Bonds, Series A, 5.375%, 12/15/25	100	110.04

		9,028	3.63

New Mexico - 1.14%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/11	100	104.04
State of New Mexico, Cash Flow Mgmt. Misc. Tax Rev. Notes, 2.00%, 06/30/11	2,700	2,743	1.10

		2,847	1.14

New York - 4.66%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,319.93
City of New York, G.O. Prop. Tax Ref. Bonds, Series G, 5.00%, 08/01/22	2,000	2,235.90
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	109.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,417.57
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,089.84
New York City Transitional Fin. Auth. School Imps. Misc. Rev. Ref. Bonds, Series S-5, 5.00%, 01/15/19	100	114.05
New York City Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	100	119.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,704	1.09
New York State Dormitory Auth., Health Care Facs. Rev. Bonds, Series A, 5.00%, 02/15/16	200	234.09
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Rev Bond (NATL-RE FGIC Insured), 5.00%, 07/01/14	100	114.04
New York State Urban Dev. Corp., Correctional Facs. Imps. Misc. Rev. Ref. Bond, Series A (Mandatory Put 01/01/11 @ 100), 5.50%, 01/01/171	140	143.06

		11,597	4.66

North Carolina - 0.86%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	126.05
City of Charlotte, Water & Solid Waste Mgmt. Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	100	117.05
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	400	435.17
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.50%, 01/01/111	125	128.05
North Carolina Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	199.08
State of North Carolina, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/14	400	460.19
State of North Carolina, Highway Imps. Rev. Bond:
5.00%, 03/01/13	100	111.04
5.00%, 03/01/17	300	352.14
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	216.09

		2,144.86

Ohio - 2.56%
Buckeye Tobacco Settlement Fncg. Auth., Misc. Purposes Rev. Bonds, Series A-2, 5.125%, 06/01/24	275	231.09
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	900	989.40
5.00%, 09/01/19	2,000	2,183.88
5.00%, 09/01/20	1,030	1,116.45
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,096.44
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	101.04
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A:
3.00%, 02/15/11	100	101.04
5.00%, 02/15/13	500	554.22

		6,371	2.56

Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	212.09

		212.09

Oregon - 1.38%
Oregon State Dept. of Administrative Services., Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,140.46
State of Oregon, G.O. Misc. Tax Rev. Bonds, Series A, 2.00%, 06/30/11	2,250	2,286.92

		3,426	1.38

Pennsylvania - 4.07%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,405	1.37
Pennsylvania Higher Educ. Facs. Auth., College & Univ. Imps Rev. Bonds, Series AJ, 3.00%, 06/15/11	200	205.08
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	100	114.05
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/12	750	814.33
5.00%, 06/15/17	1,500	1,759.71
5.00%, 06/15/20	200	231.09
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	106.04
5.00%, 03/01/14	200	229.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 06/01/15	1,745	1,948.78
Pittsburg Water & School Auth., Water Rev. Ref. Bonds, 4.00%, 09/01/10	400	401.16
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	336.13
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.50%, 09/15/20	300	364.15
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	232.09

		10,144	4.07

Puerto Rico - 0.28%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	110.04
Puerto Rico Infrastructure Fncg. Auth., Solid Waste Mgmt. Imps. Special Obligation Bonds, Series A (Pre-refunded with St & Loc Govt Series to 10/01/10 @ 101), 5.00%, 10/01/14	250	254.10
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	136.06
Puerto Rico Sales Tax Fncg. Auth. Corp., Public Imps. Sales Tax Rev. Bonds, Series A, 5.25%, 08/01/27	200	209.08

		709.28

Rhode Island - 1.03%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	539.22
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	2,000	2,029.81

		2,568	1.03

South Carolina - 1.22%
Greenville County Public Facs. Corp., Certs. of Part. Ref. Bonds (AMBAC Insured), 4.90%, 04/01/16	100	103.04
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St & Loc Govt Series to 12/01/12 @ 1010), 5.50%, 12/01/28	200	226.09
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 3.50%, 08/01/13	125	128.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	133.05
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	114.05
State of South Carolina, G.O. Econ. Imps. Prop. Tax Bonds, Series B, 5.00%, 04/01/23	2,000	2,339.94

		3,043	1.22

Tennessee - 0.75%
City of Memphis, Elec., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/18	100	118.05
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	125	146.06
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	200	204.08
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series B, 3.00%, 11/01/19	200	209.08
Tennessee Housing Dev. Agcy., State Funded Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,088.44
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	103.04

		1,868.75

Texas - 8.13%
Aldine Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD), 4.50%, 02/15/16	290	331.13
Austin Comm. College Dist., College & Univ. Imps. Rev. Bonds, 5.25%, 08/01/18	100	118.05
Bexar Metropolitan Water Dist., Water Rev. Ref. Bonds., 5.00%, 05/01/17	200	221.09
City of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/12	100	109.04
City of Dallas, Water & Waste Mgmt. Rev. Ref. Bonds, 4.00%, 10/01/12	400	431.17
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.125%, 07/01/27	100	108.04
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	157.06
City of Plano, G.O. Public Imps. Rev. Bonds, 4.00%, 09/01/17	100	110.04
City of San Antonio, Energy Res. Auth. Imps. Rev. Ref. Bonds:
5.00%, 02/01/18	100	116.05
5.375%, 02/01/15	100	118.05
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 02/01/17	2,000	2,342.94
5.25%, 02/01/11	100	102.04
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 02/01/19	300	354.14
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A:
5.00%, 02/01/21	220	244.10
5.00%, 02/01/24	100	109.04
City of San Antonio, Water Util. Imps. Rev. Bonds, 3.00%, 05/15/13	100	106.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	119.05
County of Harris, Highway Imps. Toll Prop. Tax Rev. Ref. Bonds (Pre-refunded with St & Loc Govt Series to 08/15/10 @ 100) (AGM Insured), 5.375%, 08/15/24	900	990.40
County of Harris, Highway Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	113.05
Dallas Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD), 6.00%, 02/15/27	400	468.19
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	106.04
Harris County Flood Control Dist., G.O. Prop. Tax, Ref. Bonds, Series C, 3.25%, 10/01/12	100	106.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.997%, 07/01/311	325	325.13
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	117.05
Hurst-Euless-Bedford Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD), 5.00%, 08/15/20	200	240.10
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 05/15/181	1,000	1,151.46
North Texas Tollway Auth., Highway Imps. Misc. Rev. Ref. Bonds, Series A, 6.00%, 01/01/19	100	116.05
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	116.05
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	112.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	111.04
State of Texas, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 04/01/13	100	112.04
State of Texas, G.O. Water Util. Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/14	100	108.04
State of Texas, G.O., Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,651	1.06
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	182.07
5.00%, 02/15/14	100	110.04
5.00%, 02/15/23	180	187.08
5.00%, 08/15/23	100	104.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,250	1,479.59
Texas Muni. Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, 4.125%, 09/01/12	15	15.01
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/16	650	761.31
5.00%, 03/15/22	100	112.05
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	300	353.14
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	450	517.21
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	114.05
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	109.04
Univ. of Texas, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St & Loc Govt Series to 08/15/13 @ 100), 5.00%, 08/15/22	3,400	3,845	1.54
Univ. of Texas, College & Univ. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	116.05
Weslaco Independent School Dist., G.O. Prop. Tax, Ref. Bonds (PSF-GTD), 5.00%, 02/15/20	100	112.05

		20,253	8.13

Utah - 0.23%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	114.05
5.00%, 07/01/16	100	112.04
State of Utah, G.O. Highway Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 07/01/15	300	355.14

		581.23

Virginia - 2.63%
City of Richmond, Multiple Util. Imps. Rev. Ref. Bonds, 4.30%, 01/15/24	300	317.13
Commonwealth of Virginia, G.O. College & Univ. Imps. Prop. Tax Rev. Bonds, Series B, 5.00%, 06/01/13	100	113.05
County of Fairfax, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 10/01/17	200	241.10
County of Loudoun, G.O. Prop. Tax Ref. Bonds, Series. A, 5.00%, 12/01/21	500	602.24
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	281.11
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 05/15/12	100	105.04
Fairfax County Ind. Dev. Auth., Health Care Rev. Ref. Bonds, 3.00%, 05/15/11	200	204.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	100	110.04
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 09/01/14	100	117.05
5.00%, 09/01/23	200	228.09
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	109.04
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series B, 5.25%, 08/01/23	300	347.14
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,028.41
Virginia Ress. Auth., Misc. Purpose Water Rev. Bonds, Series B, 5.00%, 10/01/23	2,055	2,413.97
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	110.05
Virginia Ress. Auth., Res. Recovery Imps. Misc. Rev. Bonds, 5.00%, 11/01/14	200	235.09

		6,560	2.63

Washington - 4.38%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B:
4.00%, 02/01/13	1,000	1,086.44
5.00%, 02/01/15	2,000	2,327.93
Clark County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 01/01/11	200	203.08
County of King, G.O. Solid Waste Mgmt. Imps. Prop. Tax Rev. Bonds, 5.00%, 01/01/15	300	349.14
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	200	231.09
5.00%, 07/01/14	100	116.05
5.00%, 07/01/14	100	116.05
5.00%, 07/01/18	300	357.14
5.25%, 07/01/18	175	211.09
Franklin County Public Util. Dist., Energy Res. Auth. Imps. Rev. Ref. Bonds,, 4.00%, 09/01/10	200	200.08
FYI Properties, Public Imps. Rev. Bonds, 5.25%, 06/01/25	200	219.09
King County Public Hospital Dist. No. 2, G.O. Health Care Facs. Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 12/01/18	200	220.09
Port of Seattle, Port, Airport & Marina Imps. Rev. Ref. Bonds, 5.00%, 06/01/16	1,500	1,723.69
Snohomish County Public Util. Dist. No 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	107.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/13	1,500	1,710.69
State of Washington, G.O. College & Univ. Imps. Prop. Tax Bonds, Series E, 4.00%, 02/01/12	600	633.25
State of Washington, G.O. Highway Imps. Fuel Sales Tax Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	114.05
State of Washington, G.O. Highway Imps. Sales Tax Rev. Bonds, Series 2010 B, 5.00%, 08/01/28	100	110.04
State of Washington, G.O. Public Imps. Prop. Tax Bonds, Series 2010 A, 5.00%, 08/01/17	500	594.24
State of Washington, G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 07/01/22	150	171.07
State of Washington, G.O. Transit Imps. Prop. Sales Tax Rev. Bonds, Series C, 5.00%, 02/01/26	100	111.04

		10,908	4.38

Wisconsin - 2.89%
State of Wisconsin, G.O. Bonds, 2.00%, 06/15/11	3,500	3,550	1.43
State of Wisconsin, G.O. Public Imps. Prop. Tax Bonds, Series C, 4.00%, 05/01/15	100	112.05
State of Wisconsin, General Fund, Ref. Bond, Series A:
3.00%, 05/01/11	200	204.08
5.00%, 05/01/18	600	693.28
State of Wisconsin, Highway Imps. Rev. Bond, Series A, 5.00%, 07/01/28	100	108.04
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	233.09
State of Wisconsin, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series 3:
5.00%, 06/01/11	100	104.04
5.125%, 06/01/26	300	333.13
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps Rev. Bonds, Series A, 5.00%, 06/01/18	1,500	1,655.67
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
4.20%, 08/15/18	100	104.04
5.625%, 10/01/10	100	101.04

		7,197	2.89

Total bonds & notes (cost: $ 228,577)		232,736	93.46

Short-term securities - 10.17%
State of California, City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 0.25%, 07/01/341	2,200	2,200.89
State of Colorado, Colorado Educ. & Cultural Facs. Auth., Misc. Rev., Rec. Facs. Imps. Rev. Ref. Bonds, Series A-1, 0.26%, 09/01/331	2,000	2,000.80
State of Florida, Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 0.25%, 08/15/331	1,000	1,000.40
State of Florida, Jacksonville Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.28%, 08/15/271	2,000	2,000.80
State of Illinois, Illinois Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.25%, 08/15/441	1,900	1,900.76
State of Indiana, Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.25%, 11/01/351	1,000	1,000.40
State of Indiana, Indiana Fin. Auth., Res. Recovery Rev. Ref. Bonds, Series A-4, 0.25%, 12/01/391	5,500	5,500	2.21
State of Iowa, Iowa Fin. Auth., College & Univ. Imps. Rev Bonds, 0.28%, 10/01/381	2,100	2,100.85
State of Kentucky, Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.34%, 08/15/381	200	200.08
State of Kentucky, Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.25%, 08/15/381	325	325.13
State of Nevada, Las Vegas Valley Water Dist., Rev. Bonds, 0.30%, 08/04/101	2,000	2,000.80
State of North Carolina, North Carolina Medical Care Commission, Health Care Facs. Imps. Rev. Ref. Bonds, 0.28%, 10/01/371	2,900	2,900	1.17
State of Ohio, College & Univ. Ref. Rev. Bonds, Series B-2, 0.27%, 12/01/441	900	900.36
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Rec. Rev. Ref. Bonds, Series B, 0.25%, 09/01/411	1,300	1,300.52

Total short-term securities (cost: $ 25,325)		25,325	10.17

Total investment securities (cost: $253,902)		258,061	103.63
Other assets less liabilities		(9,042)	(3.63)

Net assets		$249,019	100.00

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt	= Government
GTD	= Guaranteed
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Loc	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Preref.	= Pre-refunded
Prop.	= Property
PSF	= Permanent School Fund
Redev	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St	= State
Univ.	= University
Util.	= Utility
Utils	= Utilities
XLCA	= Xl Capital Assurance

Capital Short-Term Municipal Fund
Schedule of Investments July 31, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 71.32%
Alabama - 1.36%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,153	1.36

		1,153	1.36

Arizona - 0.64%
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds (Pre-refunded with St & Loc Govt Series to 07/01/12 @ 100), 5.25%, 07/01/14	400	438.52
Phoenix Civic Imp. Corp., Water Rev. Bonds, Series B, 5.00%, 07/01/11	100	104.12

		542.64

California - 7.31%
California Health Facs. Fncg. Auth., Health Care Facs. Rev., Ref. Bonds, Series A, 4.00%, 11/15/13	450	485.57
California State Dept. of Water Res., Energy Ress. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,158	1.37
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	656.77
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	1,000	1,098	1.29
Northern California Power Agcy., Rev. Bonds, Series A, 4.00%, 06/01/14	500	541.64
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	652.77
San Francisco City & County Public Utils. Commission, Water Ref. Rev. Bonds, Series C, 5.00%, 11/01/13	650	736.87
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/14 @100), 5.00%, 07/01/15	750	874	1.03

		6,200	7.31

Colorado - 1.93%
Colorado Health Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,102	1.30
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	534.63

		1,636	1.93

Connecticut - 0.84%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	496.58
State of Connecticut, G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St & Loc Govt Series to 04/15/12 @ 100), 5.375%, 04/15/20	200	217.26

		713.84

Delaware - 0.54%
State of Delaware, G.O. Public Imps. General Fund, Prop. Tax Bond, Series D, 5.00%, 09/01/13	400	454.54

		454.54

District of Columbia - 1.17%
Dist. of Columbia Housing Fin. Agcy., Housing Rev. Bonds (AGM HUD Ln Insured), 5.00%, 07/01/16	100	109.13
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	800	885	1.04

		994	1.17

Florida - 10.42%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/14	1,000	1,063	1.25
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	419.50
5.00%, 11/15/15	750	830.98
County of Miami-Dade Florida, Port, Airport & Marina Imps., Rev. Bonds, Series B, 4.00%, 10/01/14	250	271.32
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,637	1.93
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Imps. Rev. Bonds, Series A, 5.00%, 07/01/15	1,450	1,572	1.85
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,105	1,204	1.42
Florida State Dept. of Transportation, Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,149	1.36
Orlando Utils. Commission, Energy Ress. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	579.68
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/13	100	113.13

		8,837	10.42

Georgia - 0.91%
Muni. Electric Auth. of Georgia, Energy Ress. Auth. Rev. Ref. Bonds, Series A, 3.00%, 11/01/11	500	514.61
Muni. Electric Auth. of Georgia, Energy Ress. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	40	42.05
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	216.25

		772.91

Hawaii - 0.14%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	117.14

		117.14

Idaho - 1.38%
State of Idaho, G.O. Prop. Tax Rev. Bonds, 2.00%, 06/30/11	1,150	1,168	1.38

		1,168	1.38

Illinois - 3.74%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	369.44
4.00%, 01/01/16	1,000	1,059	1.25
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM Insured), 5.75%, 06/01/13	100	113.13
State of Illinois, Misc. Taxes, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	80	83.10
State of Illinois, Public Imps. Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,544	1.82

		3,168	3.74

Kentucky - 1.10%
Kentucky Higher Edu. Student Loan Corp., Rev. Bonds, Series 1-Class A-1, 0.95%, 05/01/201	500	500.59
Kentucky Housing Corp., State Safe Housing Rev. Bonds, Series B, 5.00%, 07/01/27	400	436.51

		936	1.10

Louisiana - 0.59%
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bond, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.03%, 05/01/431	500	501.59

		501.59

Maryland - 0.56%
Univ. System of Maryland, College & Univ. Rev. Ref. Bonds (Mandatory Put 06/01/13), 1.50%, 07/01/231	475	478.56

		478.56

Massachusetts - 0.43%
Massachusetts Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	252.29
Massachusetts Water Pollution Abatement, Water Util. Imps. Rev. Bond, Series 14, 5.00%, 08/01/14	100	116.14

		368.43

Michigan - 1.49%
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,161	1.37
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/11	100	103.12

		1,264	1.49

Missouri - 0.13%
Missouri Highway & Transportation Commission, Highway Imps. Toll Rev. Bonds, Series A, 5.00%, 05/01/13	100	112.13

		112.13

Nevada - 3.10%
County of Clark, Port, Airport & Marina Rev. Ref. Notes, Series E-2, 5.00%, 07/01/12	350	373.44
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,260	2.66

		2,633	3.10

New Jersey - 4.69%
New Jersey Econ. Dev. Auth., School Fac. Construction Lease Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,145	1.35
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Bonds., Series 2, 5.00%, 12/01/14	1,000	1,105	1.31
New Jersey Higher Edu. Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	551.65
New Jersey Transportation Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,172	1.38

		3,973	4.69

New Mexico - 0.96%
State of New Mexico, Cash Flow Mgmt. Misc. Tax Rev. Notes, 2.00%, 06/30/11	800	813.96

		813.96

New York - 4.01%
City of New York, G.O. Prop. Tax, Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,151	1.36
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	350	397.47
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,142	1.35
New York City Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series A, 5.50%, 11/01/261	100	105.12
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	220.26
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	385.45

		3,400	4.01

Ohio - 2.09%
County of Allen, Health Care Imps., Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,109	1.31
5.00%, 09/01/15	500	554.65
Ohio State Turnpike Commission, Misc. Highway Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	100	111.13

		1,774	2.09

Oregon - 0.78%
State of Oregon, G.O. Misc. Tax Rev. Bonds, Series A, 2.00%, 06/30/11	650	660.78

		660.78

Pennsylvania - 4.25%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,135	1.34
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Ref. Bonds, 5.00%, 06/15/15	750	872	1.03
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/12	250	271.32
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 4.00%, 03/01/12	100	106.12
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A, 5.00%, 06/01/15	1,000	1,117	1.32
Univ. Of Pittsburgh, College & Univ. Rev. Ref. Bonds, Series A, 2.50%, 09/15/10	100	100.12

		3,601	4.25

Puerto Rico - 0.74%
Puerto Rico Electric Power Auth., Energy Ress. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100), 5.50%, 07/01/18	550	630.74

		630.74

Rhode Island - 1.83%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	539.63
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Rev. Notes, 2.00%, 06/30/11	1,000	1,014	1.20

		1,553	1.83

South Carolina - 0.13%
South Carolina Transportation Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	114.13

		114.13

Tennessee - 0.12%
State of Tennessee, G.O. Fuel Sales Tax Rev. Ref. Notes, Series A, 3.00%, 05/01/11	100	102.12

		102.12

Texas - 6.26%
City of Dallas, Water & Waste Mgmt. Rev. Ref. Bonds, 4.00%, 10/01/12	655	706.83
County of Harris, Highway Imps. Toll Prop. Tax Rev. Ref. Bonds (Pre-refunded with St & Loc Govt Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	550.65
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.997%, 07/01/311	100	100.12
Lower Colorado River Auth., Energy Ress. Auth. Imps. Rev. Ref. Bonds, 5.00%, 05/15/14	100	114.14
Lower Colorado River Auth., Energy Ress. Auth. Rev. Ref. Notes, 5.00%, 05/15/15	500	571.67
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	758.89
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 4.00%, 05/15/12	300	319.38
Texas State Univ. Systems, College & Univ. Rev. Ref. Bonds, 5.00%, 03/15/15	715	832.98
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	100	118.14
Univ. of Texas, College & Univ. Imps. Rev. Ref. Bonds, Series A, 4.00%, 08/15/12	100	107.13
Univ. of Texas, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St & Loc Govt Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,131	1.33

		5,306	6.26

Virginia - 1.14%
Virginia Commonwealth Transportation Board, Highway Imps. Government Grant Rev. Bonds, 5.00%, 09/27/12	500	550.65
Virginia Public Building Auth., Correctional Fac. Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	110.13
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	308.36

		968	1.14

Washington - 3.76%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 4.00%, 02/01/13	550	597.70
Port of Seattle Washington, Port, Airport & Marina Ref. Rev. Bonds, 5.00%, 06/01/14	750	852	1.01
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/13	500	570.67
Snohomish County Public Util. Dist. No. 1, Energy Ress. Auth. Rev. Ref. Bonds, 5.00%, 12/01/15	1,000	1,173	1.38

		3,192	3.76

Wisconsin - 2.78%
State of Wisconsin, G.O. Bonds, 2.00%, 06/15/11	1,500	1,522	1.79
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	836.99

		2,358	2.78

Total bonds & notes (cost: $ 59,556)		60,490	71.32

U.S. government agency - 6.99%
U.S. Treasury Note, 4.00%, 11/15/12	5,500	5,928	6.99

Total U.S. government agency (cost: $ 5,918)		5,928	6.99

Short-term securities - 26.31%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.23%, 01/15/451	1,500	1,500	1.77
City of New York, G.O. Prop. Tax, Public Imps., Housing Sales Tax Rev., Series A-7, 0.26%, 08/01/201	1,000	1,000	1.18
Commonwealth of Massachusetts, G.O. Prop. Tax, Public Imps., Series B, 0.34%, 03/01/261	2,000	2,000	2.36
County of Allen Ohio, Health Care Facs., Imps., Rev. Bonds, Series B, 0.25%, 10/01/311	400	400.47
County of Christian Kentucky, Lease Rev., Public Imps., Rev. Bonds, Series A, 0.25%, 06/01/381	1,500	1,500	1.77
Indiana Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.25%, 10/01/401	1,000	1,000	1.18
Lee Memorial Health System, Health Care Facs. Imps. Rev. Bonds, Series A, 0.27%, 04/01/331	1,500	1,500	1.77
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.28%, 07/01/381	1,350	1,350	1.59
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.25%, 06/01/411	600	600.71
Orange County School Board, Lease Certs. of Part. Ref. Bonds, Series E, 0.25%, 08/01/221	1,500	1,500	1.77
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series C, 0.23%, 11/01/381	1,000	1,000	1.18
State of Colorado, Colorado Educ. & Cultural Facs. Auth., Misc. Rev., Rec. Facs. Imps. Rev. Ref. Bonds, Series A-1, 0.26%, 09/01/331	1,000	1,000	1.18
State of Illinois, Illinois Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.25%, 08/15/441	1,000	1,000	1.18
State of Indiana, Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.25%, 11/01/351	1,000	1,000	1.18
State of Iowa, Iowa Fin. Auth., College & Univ. Imps. Rev Bonds, 0.28%, 10/01/381	900	900	1.06
State of Kentucky, Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.34%, 08/15/381	1,065	1,065	1.25
State of Nevada, Las Vegas Valley Water Dist., Rev. Bonds, 0.30%, 08/04/101	1,000	1,000	1.18
State of Ohio, College & Univ. Ref. Rev. Bonds, Series B-1, 0.25%, 12/01/441	1,700	1,700	2.00
State of Ohio, College & Univ. Ref. Rev. Bonds, Series B-2, 0.27%, 12/01/441	300	300.35
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Rec. Rev. Ref. Bonds, Series B, 0.23%, 09/01/411	1,000	1,000	1.18

Total short-term securities (cost: $ 22,315)		22,315	26.31

Total investment securities (cost: $87,789)		88,733	104.62
Other assets less liabilities		(3,917)	(4.62)

Net assets		$84,816	100.00

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
Comms	= Communities
Corp.	= Corporation
Dept.	= Department
Dev	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ	= Educational
Fac.	= Facility
Facs.	= Facilities
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Govt	= Government
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ln	= Loan
Loc	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Preref.	= Pre-refunded
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St	= State
Univ.	= University
Util.	= Utility
Utils	= Utilities

Capital California Core Municipal Fund
Schedule of Investments July 31, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 75.93%
California - 73.00%
ABAG Fin. Auth. For Nonprofit Corps, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins), 4.00%, 05/15/16	$1,500	$1,511.95
ABAG Fin. Auth. For Nonprofit Corps., Public Imps. Special Tax Rev. Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	215.14
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	450	493.31
Azusa Redev. Agcy., Local or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,250.79
Bay Area Toll Auth., Highway Rev. Ref. Bonds, 5.00%, 04/01/34	125	129.08
Bay Area Toll Auth., Highway Rev. Ref. Bonds, Series F, 5.00%, 04/01/24	200	215.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/18	125	149.09
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 11/01/21	125	132.08
5.50%, 04/01/29	300	316.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series T-4, 5.00%, 03/15/14	225	259.16
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	307.19
5.00%, 10/01/22	770	820.52
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	106.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/21	1,000	1,040.66
5.375%, 07/01/21	1,500	1,569.99
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	200	219.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,513.96
5.00%, 11/15/20	500	554.35
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	228.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	110.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	208.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to maturity) (AGM Insured), 4.10%, 07/01/12	200	215.14
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Pre-refunded with St & Loc Govt Series to 01/01/28 @ 100) (AMBAC Insured), 5.00%, 07/01/36	200	242.15
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	130.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	103.06
4.50%, 10/01/26	100	102.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	111.07
5.00%, 02/01/19	100	110.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	$1,300	$1,348.85
California Muni. Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.625%, 10/01/23	265	279.18
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101), 5.125%, 05/01/19	500	547.35
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (AGM Insured), 5.25%, 05/01/11	150	156.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (NATL-RE IBC Insured), 5.50%, 05/01/11	225	234.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101):
5.375%, 05/01/22	100	110.07
5.50%, 05/01/15	875	963.61
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101) (AMBAC Insured), 5.375%, 05/01/18	535	587.37
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	233.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,350	1.48
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H, 5.00%, 05/01/17	100	117.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	264.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L:
5.00%, 05/01/16	500	583.37
5.00%, 05/01/21	200	232.15
California State Dept. of Water Ress., Energy Res. Auth., Cash Flow Mgmt. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,580	1.00
California State Dept. of Water Ress., Energy Res. Auth., Cash Flow Mgmt. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @101) (AMBAC Insured), 5.50%, 05/01/16	125	137.09
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to maturity), 5.00%, 12/01/12	10	11.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 12/01/12	510	565.36
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/16	200	238.15
5.00%, 12/01/22	1,010	1,149.73
5.00%, 12/01/23	200	226.14
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AF, 5.00%, 12/01/12	100	111.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series X (NATL-RE FGIC Insured), 5.50%, 12/01/15	100	121.08
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	223.14
California State Public Works Board, College & Univ. Imps. Lease Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,464.92
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,257.79
California State Public Works Board, Health Care Facs. Imps. Lease Bonds, Series E, 5.00%, 04/01/15	1,315	1,496.95
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	229.14
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	218.14
California State Public Works Board, Lease, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	214.13
California State Public Works Board, Lease, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	211.13
California State Public Works Board, Lease, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 4.00%, 04/01/12	100	106.07
California State Public Works Board, Public Imps. Lease Bonds, Subseries A-1, 5.00%, 03/01/14	1,000	1,092.69
California State Univ., College & Univ. Imps. Rev. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,793	1.77
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	102.06
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	355.22
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,970	1.24
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.25%, 07/01/16	1,100	1,247.79
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12), 3.85%, 11/01/291	500	522.33
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Mandatory Put 05/01/11 @ 100), 3.45%, 04/01/351	1,100	1,126.71
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/16	100	107.07
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	936.59
5.00%, 06/15/13	2,000	2,196	1.39
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	113.07
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	104.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	100	107.07
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,122	1.34
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	223.14
City of Bakersfield, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	221.14
City of Lodi, Lease Rev., Solid Waste Mgmt. Imps. Certs. of Part. Lease Rev. Bonds, Series A (NATL-RE Insured), 4.00%, 10/01/10	125	126.08
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	115.07
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,396.88
5.00%, 05/15/16	555	651.41
5.00%, 05/15/20	500	582.37
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,155.73
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124.08
City of Roseville, Energy Res. Auth., Certs. of Part. Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 02/01/17	100	107.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,003.63
4.00%, 09/01/16	1,000	1,013.64
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	292.18
Contra Costa Transportation Auth., Sales Tax Rev. Ref. Notes, 2.50%, 10/01/10	2,000	2,008	1.27
Contra Costa Water Dist., Water Rev., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,118.71
Contra Costa Water Dist., Water Util. Imps., Rev. Bonds, Series A, 3.50%, 10/01/13	1,400	1,514.96
County of Alameda, Certs. of Part., Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	209.13
County of San Diego, Lease Rev., College and Univ. Imps. Certs. of Part. Lease Rev. Bonds, 4.00%, 07/01/16	490	523.33
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds (Pre-refunded with St & Loc Govt Series to 06/01/11 @ 100) (NATL-RE Insured), 5.25%, 06/01/14	100	104.07
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	112.07
East Bay Regional Park Dist., G.O., Prop. Tax, Ref. Bonds, 5.00%, 09/01/14	100	117.07
Eastern Muni. Water Dist., Water Util. Imps. Solid Waste Mgmt. Certs. of Part. Rev. Bonds, Series H, 5.00%, 07/01/33	100	104.07
Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Misc. Purposes Rev. Bonds, 5.00%, 06/01/43	150	168.11
Grossmont-Cuyamaca Community College Dist., G.O. Univ. & College Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	44.03
Grossmont-Cuyamaca Community College Dist., G.O. Univ. & College Imps. Bonds, Series A (Pre-refunded with RECORP, AID, U.S. Treasury Obligations and U.S. Treasury Strips to 08/01/13 @ 100) (NATL-RE Insured), 5.00%, 08/01/16	210	237.15
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.25%, 11/01/25	100	110.07
Irvine Ranch Water Dist., Water Rev., Certs. of Part. Rev. Ref. Bonds, 5.00%, 03/01/17	100	118.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 4.25%, 08/01/15	100	113.07
Los Angeles County Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/17	100	118.07
Los Angeles County, Public Works Fncg. Auth. Calabasas Landfill, Res. Recovery Imps. Lease Rev. Bonds (AMBAC Insured), 5.00%, 06/01/21	305	312.20
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	208.13
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	1,100	1,231.78
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	275.17
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	589.37
5.25%, 07/01/23	200	231.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	233.15
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	112.07
5.00%, 08/01/26	100	108.07
Los Angeles State Building Auth. Dept-A, Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	200	205.13
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	114.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,300	1.45
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	53.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	228.14
5.00%, 07/01/24	200	217.14
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A:
5.00%, 03/01/12	100	107.07
5.00%, 03/01/17	100	114.07
Metropolitan Water Dist. of Southern California, G.O., Prop. Tax, Ref. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 03/01/11 @ 1010), 5.25%, 03/01/18	100	104.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Preref.- Series A (Escrowed to maturity), 5.25%, 07/01/11	30	31.02
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/20	100	109.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	284.18
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Rev. Bonds, 5.00%, 07/01/20	1,000	1,198.76
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Auth - Series A, 5.00%, 01/01/27	200	221.14
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	111.07
5.00%, 07/01/24	925	1,027.65
Moreno Valley Unified School Dist. G.O. School Imps. Prop. Tax Bonds, Prop. Tax, Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	436.28
Napa Valley Comm. College Dist. G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 08/01/18	150	178.11
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, AID, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 1010) (NATL-RE Insured), 5.25%, 08/01/15	100	110.07
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	200	223.14
Northern California Power Agcy., Rev. Bonds, Series A, 5.00%, 06/01/16	750	840.53
Oceanside Comm. Dev. Commission, Housing Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.45%, 04/01/311	200	201.13
Orange County CA. Port, Airport, & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	229.14
Orange County Water Dist., Water Util. Imps. Certs. of Part, Rev. Ref. Bonds, Series B, 5.00%, 08/15/10	30	30.02
Orange County Water Dist., Water Util. Imps. Certs. of Part. Rev. Bonds, Series B, 5.00%, 08/15/10	95	95.06
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	96.06
Rancho Water Dist. Fncg. Auth, Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	102.06
Sacramento County Water Fin. Auth., Water Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 06/01/11	200	206.13
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	135.09
5.00%, 08/15/17	2,500	2,716	1.72
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	209.13
Sacramento Regional County Sanitation Dist., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.40%, 12/01/13	625	641.40
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	641.40
San Diego Public Facs. Fncg. Auth., Solid Waste Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	1,000	1,122.71
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 5.125%, 05/15/29	100	107.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series A, 5.25%, 05/15/25	375	418.26
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	230.15
5.00%, 05/15/22	100	112.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	111.07
4.00%, 08/01/20	100	106.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	588.37
5.00%, 07/01/22	800	921.58
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	110.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	334.21
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series B (XLCA Insured), 4.00%, 11/01/17	200	219.14
San Francisco City & County Public Util. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/14	1,450	1,688	1.07
San Francisco City & County Public Util. Commission, Water Rev. Ref. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	957.60
San Francisco City & County Public Util. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 5.00%, 11/01/16	1,500	1,767	1.12
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	517.33
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	405.26
San Mateo County Comm. College Dist., Certs. of Part. College & Univ. Imps. Lease Bonds (Pre-refunded with St & Loc Govt Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,183.75
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	54.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	449.28
Santa Clara County Fncg. Auth., Multiple Facs. Proj., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	313.20
Santa Clara Valley Transp. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	106.07
South Orange County Public Fncg. Auth., Special Tax Ref. Bond, Series A (AMBAC Insured), 5.00%, 08/15/20	1,000	1,026.65
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	110.07
State of California, G.O. Correctional Fac. Imps. Prop. Tax Rev. Bonds:
5.00%, 10/01/29	200	201.13
5.25%, 10/01/20	100	113.07
State of California, G.O. General Fund, Ref. Bonds, 5.00%, 11/01/13	200	223.14
State of California, G.O. Housing Imps. Prop. Tax Rev. Bonds, 5.125%, 11/01/11	100	106.07
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	1,360	1,496.94
State of California, G.O. Public Imps. General Fund, Ref. Notes:
5.00%, 10/01/10	10	10.01
5.00%, 03/01/12	140	149.09
5.00%, 08/01/20	375	412.26
State of California, G.O. Public Imps. General Fund, Ref. Notes (XLCA Insured), 4.50%, 10/01/10	150	151.10
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	100	114.07
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St & Loc Govt Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,301	1.45
State of California, G.O. Public Imps. Prop. Tax Preref. Bonds (Pre-refunded with St & Loc Govt Series to 04/01/14 @ 100), 5.30%, 04/01/29	700	817.52
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds:
4.50%, 02/01/11	200	204.13
5.00%, 04/01/12	200	214.13
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St & Loc Govt Series to 02/01/14 @ 100), 5.125%, 02/01/28	1,000	1,155.73
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St & Loc Govt Series to 04/01/14 @ 100):
5.25%, 04/01/34	100	116.07
5.50%, 04/01/30	3,000	3,521	2.23
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Escrowed to maturity), 5.25%, 07/01/14	1,090	1,284.81
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,098	1.33
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.00%, 07/01/17	850	983.62
5.25%, 07/01/13	125	140.09
5.25%, 07/01/21	1,060	1,211.77
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St & Loc Govt Series to 03/01/11 @ 100), 5.00%, 07/01/23	650	668.42
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	1,100	1,260.80
State of California, G.O. School Imps. General Fund, Ref. Bonds, 5.25%, 02/01/14	400	444.28
State of California, G.O. School Imps. General Fund, Ref. Notes (Pre-refunded with St & Loc Govt Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	107.07
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Misc. Tax Bonds, Series J, 4.10%, 08/01/10	50	50.03
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	337.21
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, Series C, 3.65%, 11/01/10	30	30.02
State of California, G.O., General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	2,950	2,993	1.89
State of California, G.O., Prop. Tax, Ref. Bonds, Series B (Mandatory Put 070/01/14 @ 100), 5.00%, 07/01/231	100	113.07
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A:
5.00%, 01/01/15	100	113.07
5.00%, 01/01/22	1,000	1,088.69
5.25%, 01/01/24	100	108.07
Turlock Irrigation Dist., Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	712.45
3.00%, 01/01/13	1,000	1,048.66
Turlock Public Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 3.75%, 09/15/10	125	125.08
Univ. of California, College & Univ. Imps Rev. Bonds, Series D, 4.00%, 05/15/13	100	108.07
Univ. of California, College & Univ. Imps Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	144.09
Univ. of California, College & Univ. Imps Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	100	107.07
Univ. of California, College & Univ. Imps Rev. Bonds, Series G (NATL-RE Insured), 4.00%, 05/15/14	200	219.14
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Imps. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	196.12

		115,511	73.00

District of Columbia - 0.62%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	750	861.55
Metropolitan Washington Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	116.07

		977.62

Florida - 0.07%
Citizens Prop. Insurance Corp., Misc. Cash Flow Mgmt. Rev. Bonds, 5.00%, 06/01/13	100	105.07

		105.07

Georgia - 0.14%
DeKalb Private Hospital Auth., Health Care Rev. Ref. Bonds, 5.00%, 11/15/24	100	106.07
Public Gas Partners Inc., Natural Gas Rev. Bonds, Series A, 5.00%, 10/01/13	100	111.07

		217.14

Iowa - 0.07%
State of Iowa, General Fund, Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	109.07

		109.07

Maryland - 0.08%
State of Maryland, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 11/01/17	100	120.08

		120.08

Michigan - 0.06%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	100.06

		100.06

Minnesota - 0.07%
State of Minnesota, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H, 5.00%, 11/01/13	100	114.07

		114.07

North Carolina - 0.07%
State of North Carolina, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/14	100	115.07

		115.07

Puerto Rico - 1.04%
Puerto Rico Electric Power Auth., Energy Ress. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,644	1.04

		1,644	1.04

Texas - 0.14%
City of San Antonio, Natural Gas Util. Imps. Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 02/01/24	100	109.07
North Texas Tollway Auth., Highway Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	113.07

		222.14

Virginia - 0.57%
Virginia Commonwealth Transportation Board, Highway Imps. Government Grant Rev. Bonds, 5.00%, 09/27/12	825	908.57

		908.57

Total bonds & notes (cost: $ 118,123)		120,142	75.93

Short-term securities - 22.80%
State of California City of Irvine, G.O., Public Imps., 0.21%, 09/02/251	2,000	2,000	1.26
State of California Infrastructure & Econ. Dev. Bank, Jewish Community Center, Misc. Rev. Ref. Bonds, Series B, 0.25%, 12/01/311	2,000	2,000	1.26
State of California Infrastructure & Econ. Dev. Bank, Jewish Museum, Misc. Rev. Ref. Bonds, 0.25%, 12/01/361	1,100	1,100.70
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 0.21%, 09/01/281	1,500	1,500.95
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series C, 0.23%, 11/01/381	2,000	2,000	1.26
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Rev. Bonds, 0.19%, 09/01/251	1,800	1,800	1.14
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds:1
0.18%, 11/01/26	2,220	2,220	1.40
0.19%, 12/01/16	1,500	1,500.95
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Fac. Imps. Rev. Bonds, Series F, 0.23%, 09/01/381	3,500	3,500	2.21
State of California, California Muni. Fin. Auth., Res. Recovery Rev. Rev. Ref. Bonds, 0.22%, 06/01/251	1,000	1,000.63
State of California, California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.18%, 08/15/271	2,500	2,500	1.58
State of California, California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.25%, 07/01/341	1,070	1,070.68
State of California, City of Irvine, Special Assessment Public Imps. Special Assessment Bond, Series A, 0.23%, 09/02/311	995	995.63
State of California, City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 0.25%, 07/01/341	1,500	1,500.95
State of California, Energy Res. Auth. Rev. Ref. Bonds, Series J-1, 0.22%, 05/01/181	490	490.31
State of California, G.O. Bond, Series A-1, 0.23%, 05/01/331	3,000	3,000	1.90
State of California, G.O. Bond, Series C-3, 0.21%, 07/01/231	1,400	1,400.89
State of California, Irvine Ranch Water Dist., G.O., Prop. Tax, Water Util. & Waste Mgmt. Imps. Bond, Series B, 0.23%, 10/01/411	1,000	1,000.63
State of California, Irvine Ranch Water Dist., Prop. Tax, Water Util. & Waste Mgmt. Imps. Rev. Bonds, 0.25%, 04/01/331	1,000	1,000.63
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.31%, 07/01/341	2,000	2,000	1.26
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A-1, 0.27%, 07/01/371	2,495	2,495	1.58

Total short-term securities (cost: $ 36,070)		36,070	22.80

Total investment securities (cost: $154,193)		156,212	98.73
Other assets less liabilities		2,017	1.27

Net assets		$158,229	100.00

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imps.	= Improvements
Inc.	= Incorporated
Loc	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Preref.	= Pre-refunded
Prop.	= Property
Rec	= Recreational
Redev	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St	= State
Univ.	= University
Util.	= Utility
XLCA	= Xl Capital Assurance

Capital California Short-Term Municipal Fund
Schedule of Investments July 31, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 68.93%
California - 66.38%
ABAG Fin. Auth. For Nonprofit Corps, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins), 4.00%, 05/15/16	$500	$504	1.22
Azusa Redev. Agcy., Local or GTD Housing, Rev. Ref. Bonds, Series A (Escrowed to maturity) (FNMA Insured), 6.875%, 10/01/12	400	455	1.10
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 3.50%, 03/01/11	105	106.26
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/14	100	110.27
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/15/14	100	112.27
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 4.00%, 10/01/10	100	101.24
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	220.53
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109.26
California Health Facs. Fncg. Auth., Health Care Facs. Rev., Ref. Bonds, Series A:
4.00%, 11/15/13	300	323.78
5.00%, 11/15/16	250	283.68
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	400	416	1.00
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	415	1.00
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	547	1.32
5.875%, 05/01/16	100	111.27
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	274.66
5.50%, 05/01/15	500	550	1.33
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L:
5.00%, 05/01/12	350	377.91
5.00%, 05/01/14	300	343.83
California State Dept. of Water Ress., Energy Res. Auth., Cash Flow Mgmt. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 05/01/12 @ 101) (AMBAC Insured), 5.50%, 05/01/16	300	330.80
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	400	420	1.01
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 3.00%, 04/01/11	100	102.25
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	439	1.06
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	114.27
California State Public Works Board, Univ. & College Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	570	1.37
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 3.00%, 07/01/11	200	203.49
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	547	1.32
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	567	1.37
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	257.62
5.00%, 06/15/13	720	790	1.91
City & County of San Francisco, G.O., Rec. Fac. Imps. Prop. Tax Bonds, 4.00%, 06/15/12	100	107.26
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	100	107.26
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/13	160	179.43
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/16	445	522	1.26
Contra Costa Transportation Auth., Sales Tax Rev. Ref. Notes, 2.50%, 10/01/10	500	502	1.21
Contra Costa Water Dist., Water Util. Imps., Rev. Bonds, Series A:
2.00%, 10/01/11	400	407.98
3.50%, 10/01/13	500	541	1.30
County of Sacramento, Port, Airport & Marina Imps. Rev. Bonds, Series A (pre-refunded with St & Loc Govt Series to 07/01/12 @ 100) (AGM Insured), 5.00%, 07/01/32	100	109.26
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	223.54
Los Angeles County, Metropolitan Transportation Auth., Sales Tax Rev. Ref. Bonds, Series E, 4.00%, 07/01/11	200	207.50
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	400	428	1.03
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	220.53
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-2, 5.00%, 07/01/12	100	109.26
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 07/01/14	200	216.52
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	225.54
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	104.25
Los Angeles State Building Auth. Dept-A, Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	300	307.74
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	250	283.68
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	400	456	1.10
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series KY, 5.00%, 07/01/16	500	580	1.40
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	115.28
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/16	200	225.54
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	300	333.80
Northern California Power Agcy., Rev. Bonds, Series A, 3.00%, 06/01/13	200	209.50
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St & Loc Govt Series to 11/01/12 @ 100) (FGIC), 5.25%, 11/01/19	500	554	1.34
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	434	1.05
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	114.27
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	572	1.38
San Diego Public Facs. Fncg. Auth., Solid Waste Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	561	1.35
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.00%, 05/15/12	200	212.51
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	200	230.55
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	132.32
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	400	454	1.10
San Francisco City & County Public Utils. Commission, Water Ref. Rev. Bonds, Series C, 5.00%, 11/01/13	400	453	1.09
San Francisco City & County Public Utils. Commission, Water Util. Imps. Ref. Rev. Bonds, Series D, 5.00%, 11/01/15	400	472	1.14
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	116.28
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	310.75
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 3.00%, 07/15/13	100	106.26
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 06/01/15	200	227.55
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	600	660	1.59
State of California, G.O. Public Imps. Misc. Tax Ref. Bonds (NATL-RE Insured), 5.00%, 06/01/15	250	284.69
State of California, G.O. Public Imps. Prop. Tax Preref. Bonds (Pre-refunded with St & Loc Govt Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	811	1.96
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 04/01/12	100	107.26
State of California, G.O. Public Imps. Property Tax Bonds (Pre-refunded with St & Loc Govt Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	690	1.66
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Escrowed to maturity), 5.25%, 07/01/14	250	294.71
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A (Pre-refunded with St & Loc Govt Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	583	1.41
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	109.26
5.25%, 07/01/13	100	112.27
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE Insured), 5.25%, 07/01/14	500	572	1.38
State of California, G.O. Sales Tax Rev. Bonds, Series B (Pre-refunded with St & Loc Govt Series to 03/01/11 @ 100), 5.00%, 07/01/23	250	257.62
State of California, G.O. Sales Tax Rev. Cash Flow Mgmt. General Fund, Series A, 5.25%, 07/01/14	400	458	1.10
State of California, G.O., General Fund, Prop. Tax Bond, Series CF, 2.25%, 12/01/13	875	888	2.14
State of California, G.O., Prop. Tax, Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	226.55
Tuolumne Wind Project Auth., Energy Res. Auth. Rev. Bonds, Series A, 5.00%, 01/01/15	100	113.27

		27,520	66.38

Florida - 0.25%
Citizens Prop. Insurance Corp., Misc. Cash Flow Mgmt. Rev. Bonds, 5.00%, 06/01/15	100	106.25

		106.25

Georgia - 0.27%
Public Gas Partners Inc., Natural Gas Rev. Bonds, Series A, 5.00%, 10/01/13	100	111.27

		111.27

Maryland - 0.52%
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	106.26
Washington Suburban Sanitation Dist., G.O. Water Util. Imps. Rev. Ref. Bonds, Series A, 4.00%, 06/01/13	100	110.26

		216.52

Missouri - 0.27%
Missouri Highway & Transportation Commission, Highway Imps. Toll Rev. Bonds, Series A, 5.00%, 05/01/13	100	112.27

		112.27

Puerto Rico - 0.97%
Puerto Rico Electric Power Auth., Energy Ress. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St & Loc Govt Series to 07/01/13 @ 100), 5.50%, 07/01/18	350	401.97

		401.97

Virginia - 0.27%
Commonwealth of Virginia, G.O. College & Univ. Imps. Prop. Tax Rev. Bonds, Series B, 5.00%, 06/01/13	100	113.27

		113.27

Total bonds & notes (cost: $ 28,171)		28,579	68.93

U.S. treasury obligations - 7.29%
U.S. Treasury Note, 4.00%, 11/15/12	2,805	3,023	7.29

Total U.S. treasury obligation (cost: $ 3,018)		3,023	7.29

Short-term securities - 23.51%
State of California City of Irvine, G.O., Public Imps., 0.19%, 09/02/25	1,000	1,000	2.42
State of California Infrastructure & Econ. Dev. Bank, Jewish Community Center, Misc. Rev. Ref. Bonds, Series B, 0.22%, 12/01/31	1,000	1,000	2.41
Short-term securities—continued
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Rev. Bonds, 0.18%, 09/01/25	$1,000	$1,000	2.41
State of California, California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.18%, 12/01/16	1,000	1,000	2.41
State of California, California Infrastructure & Econ. Dev. Bank, Rec. Fac. Imps. Rev. Bonds, Series F, 0.21%, 09/01/38	1,000	1,000	2.41
State of California, City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 0.22%, 07/01/341	1,000	1,000	2.41
State of California, Energy Res. Auth. Rev. Ref. Bonds, Series J-1, 0.20%, 05/01/18	745	745	1.80
State of California, G.O. Bond, Series A-1, 0.20%, 05/01/33	2,000	2,000	4.83
State of California, Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Subseries B-3, 0.31%, 07/01/34	1,000	1,000	2.41

Total short-term securities (cost: $ 9,745)		9,745	23.51

Total investment securities (cost: $40,934)		41,347	99.73
Other assets less liabilities		112	0.27

Net assets		$41,459	100.00

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Corps	= Corporations
Dept	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Loc	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Preref.	= Pre-refunded
Prop.	= Property
Rec.	= Recreational
Redev	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St	= State
Univ.	= University
Util.	= Utility
Utils	= Utilities

Capital Core Bond Fund
Schedule of Investments July 31, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.42%
U.S. government & government agency bonds & notes - 52.81%
Fannie Mae:
1.25%, 04/27/12	$2,000	$2,004.92
1.75%, 05/07/13	2,000	2,046.94
2.375%, 07/28/15	2,370	2,439	1.13
Federal Home Loan Banks:
1.75%, 08/22/12	3,835	3,918	1.81
3.625%, 10/18/13	4,080	4,418	2.04
Freddie Mac:
1.625%, 04/15/13	3,500	3,570	1.65
2.875%, 02/09/15	2,370	2,501	1.15
4.75%, 01/19/16	2,000	2,286	1.05
U.S. Treasury Bond:
7.25%, 05/15/16	3,175	4,097	1.89
8.75%, 05/15/17	2,490	3,519	1.62
4.625%, 02/15/40	1,725	1,919.89
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,476	1,576.73
2.375%, 01/15/17	357	395.18
U.S. Treasury Note:
4.125%, 08/15/10	3,000	3,005	1.39
1.125%, 12/15/11	1,960	1,980.91
4.875%, 02/15/12	6,000	6,411	2.96
4.50%, 03/31/12	7,390	7,889	3.64
3.625%, 05/15/13	3,000	3,242	1.50
1.50%, 12/31/13	6,685	6,804	3.14
2.375%, 09/30/14	10,000	10,446	4.82
2.375%, 10/31/14	455	475.22
4.25%, 11/15/14	420	472.22
2.25%, 01/31/15	5,795	6,005	2.77
4.00%, 02/15/15	5,000	5,563	2.57
2.625%, 02/29/16	5,000	5,205	2.40
5.125%, 05/15/16	5,300	6,232	2.88
4.625%, 02/15/17	4,000	4,604	2.13
3.875%, 05/15/18	1,000	1,105.51
4.00%, 08/15/18	4,000	4,443	2.05
3.625%, 02/15/20	5,500	5,839	2.70

Total U.S. government & government agency bonds & notes		114,408	52.81

Mortgage-backed obligations - 26.82%
Commercial mortgage-backed securities - 2.70%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 09/11/41	250	269.12
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AAB, 5.53%, 09/11/41	1,300	1,418.66
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.2226%, 07/15/441	1,000	1,088.50
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	500	529.24
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.8735%, 04/15/451	500	545.25
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7, 5.118%, 07/15/421	600	650.30
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.2698%, 12/15/441	1,250	1,356.63

		5,855	2.70

Federal agency mortgage-backed obligations - 24.12%
Fannie Mae:
4.50%, 07/01/19	419	448.21
4.50%, 03/01/20	1,952	2,086.96
4.00%, 05/01/20	1,937	2,055.95
4.00%, 03/01/24	184	193.09
4.00%, 06/01/24	248	260.12
4.50%, 03/01/25	2,200	2,335	1.08
4.00%, 04/01/25	4,889	5,122	2.36
4.00%, 08/01/25	2,000	2,092.97
5.50%, 04/25/37	154	170.08
6.00%, 08/01/37	194	211.10
6.50%, 10/01/38	4,506	4,946	2.28
Fannie Mae TBA:
4.50%, 08/01/40	2,515	2,631	1.21
5.50%, 08/01/40	7,500	8,082	3.73
6.00%, 08/01/40	10,784	11,716	5.41
Freddie Mac:
4.50%, 08/01/25	1,500	1,589.73
6.00%, 02/15/37	145	159.07
Freddie Mac Gold:
4.50%, 05/01/23	180	191.09
6.00%, 08/01/38	1,414	1,537.71
5.50%, 02/01/39	135	145.07
Ginnie Mae:
4.50%, 10/20/39	1,967	2,074.96
4.50%, 01/20/40	221	234.11
4.00%, 04/15/40	3,842	3,974	1.83

		52,250	24.12

Total mortgage-backed obligations		58,105	26.82

Corporate bonds & notes - 14.59%
Banks - 2.53%
Bank Of America Corp., 5.625%, 07/01/20	250	258.12
BNP Paribas, 0.9311%, 04/08/131	375	370.17
Goldman Sachs Group, Inc., 5.95%, 01/18/18	490	527.24
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	311.15
JP Morgan Chase & Co.:
3.40%, 06/24/15	455	468.22
4.891%, 09/01/151	25	25.01
6.00%, 01/15/18	625	706.33
Morgan Stanley, 2.25%, 03/13/12	640	657.30
Northern Trust Corp., 4.625%, 05/01/14	300	331.15
Sovereign Bank, 8.75%, 05/30/18	300	341.16
The Goldman Sachs Group Inc., 3.25%, 06/15/12	500	524.24
UBS AG, 5.875%, 12/20/17	300	329.15
Wells Fargo & Co., 0.6875%, 10/28/151	250	236.11
Wells Fargo & Co., Series I, 3.75%, 10/01/14	375	393.18

		5,476	2.53

Electric - 1.74%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	260.12
Cleveland Electric Illuminating Co., 8.875%, 11/15/18	25	32.01
Consolidated Edison Co. Of New York Inc., 4.45%, 06/15/20	300	324.15
Consumers Energy Co., 5.65%, 09/15/18	340	381.18
Duke Energy Indiana Inc., 3.75%, 07/15/20	300	306.14
Duke Energy Ohio Inc., 2.10%, 06/15/13	680	694.32
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	342.16
National Grid PLC, 6.30%, 08/01/16	15	17.01
Pacificorp, 5.65%, 07/15/18	650	757.35
Virginia Electric And Power Co., 5.40%, 04/30/18	586	660.30

		3,773	1.74

Media - 1.26%
Comcast Corp., 5.875%, 02/15/18	310	352.16
NBC Universal Inc., Series 144A, 5.15%, 04/30/202	350	373.17
News America Inc., 6.90%, 03/01/19	540	647.30
The Walt Disney Co., 5.50%, 03/15/19	300	349.16
Time Warner Inc.:
5.875%, 11/15/16	300	344.16
4.875%, 03/15/20	625	659.31

		2,724	1.26

Pharmaceuticals - 1.17%
Abbott Laboratories, 4.125%, 05/27/20	300	318.15
AstraZeneca PLC, 5.90%, 09/15/17	335	395.18
Novartis Capital Corp.:
4.125%, 02/10/14	360	393.18
2.90%, 04/24/15	335	348.16
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	339.16
Pfizer Inc.:
4.45%, 03/15/12	345	365.17
6.20%, 03/15/19	300	363.17

		2,521	1.17

Retail - 1.11%
CVS Caremark Corp., 4.75%, 05/18/20	300	313.14
Lowe's Cos. Inc., 4.625%, 04/15/20	750	816.38
Target Corp., 6.00%, 01/15/18	350	415.19
Wal-Mart Stores Inc.:
2.25%, 07/08/15	505	514.24
5.80%, 02/15/18	300	354.16

		2,412	1.11

Aerospace/defense - 0.90%
Northrop Grumman Systems Corp., 7.75%, 03/01/16	290	365.17
Raytheon Co.:
5.375%, 04/01/13	300	332.15
6.75%, 03/15/18	20	24.01
6.40%, 12/15/18	15	18.01
4.40%, 02/15/20	375	408.19
United Technologies Corp., 4.50%, 04/15/20	740	811.37

		1,958.90

Oil & gas - 0.84%
Chevron Corp., 3.95%, 03/03/14	415	449.21
Devon Energy Corp., 6.30%, 01/15/19	300	353.16
Petrobras International Finance Co., 5.75%, 01/20/20	50	53.02
Shell International Finance BV:
4.00%, 03/21/14	350	376.17
3.10%, 06/28/15	575	597.28

		1,828.84

Telecommunications - 0.83%
AT&T Inc., 4.95%, 01/15/13	300	328.15
Cisco Systems Inc., 4.45%, 01/15/20	375	402.19
France Telecom SA, 4.375%, 07/08/14	300	329.15
Vodafone Group PLC:
5.00%, 09/15/15	300	331.15
5.625%, 02/27/17	360	399.19

		1,789.83

Beverages - 0.82%
Anheuser-Busch InBev Worldwide Inc., 4.125%, 01/15/15	300	319.15
Coca-Cola Co.:
3.625%, 03/15/14	345	372.17
4.875%, 03/15/19	350	391.18
Diageo Capital PLC:
7.375%, 01/15/14	300	354.16
5.75%, 10/23/17	300	344.16

		1,780.82

REITS - 0.77%
ERP Operating LP, 5.25%, 09/15/14	300	328.15
ProLogis, 7.625%, 08/15/14	600	640.29
Simon Property Group LP:
4.20%, 02/01/15	300	319.15
5.25%, 12/01/16	350	387.18

		1,674.77

Pipelines - 0.47%
Enbridge Inc., 5.60%, 04/01/17	35	40.02
Kinder Morgan Energy Partners LP:
5.125%, 11/15/14	250	274.13
9.00%, 02/01/19	235	305.14
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	200.09
Williams Partners LP, 3.80%, 02/15/15	200	207.09

		1,026.47

Computers - 0.40%
Electronic Data Systems LLC, Series B, 6.00%, 08/01/13	45	51.02
Hewlett-Packard Co., 5.50%, 03/01/18	350	408.19
International Business Machines Corp., 5.70%, 09/14/17	350	411.19

		870.40

Diversified financial services - 0.35%
General Electric Capital Corp., 2.20%, 06/08/12	735	756.35

		756.35

Food - 0.33%
The Kroger Co.:
7.50%, 01/15/14	310	365.17
6.40%, 08/15/17	300	354.16

		719.33

Insurance - 0.33%
Berkshire Hathaway Inc., 0.8581%, 02/11/131	710	713.33

		713.33

Transportation - 0.22%
Burlington Northern Santa Fe LLC, 7.00%, 02/01/14	350	409.19
Canadian National Railway Co., 5.55%, 05/15/18	50	57.03

		466.22

Healthcare-services - 0.21%
Howard Hughes Medical Institute, 3.45%, 09/01/14	80	85.04
WellPoint Inc., 7.00%, 02/15/19	315	377.17

		462.21

Biotechnology - 0.16%
Biogen Idec Inc., 6.00%, 03/01/13	315	345.16

		345.16

Miscellaneous manufacturing - 0.15%
Honeywell International Inc., 3.875%, 02/15/14	300	325.15

		325.15

Total corporate bonds & notes		31,617	14.59

Municipals - 1.07%
Chicago Public Building Commission (Escrowed to Maturity), 7.125%, 01/01/11	$300	$308.14
State of California, 5.75%, 03/01/17	375	398.18
State of Illinois:
4.422%, 04/01/15	300	300.14
5.947%, 04/01/22	810	803.37
University of Texas, College & Univ. Imps., Rev. Bonds, Series D, 2.616%, 08/15/15	500	508.24

Total municipals		2,317	1.07

Asset-backed obligations - 0.58%
AEP Texas Central Transition Funding LLC, 5.09%, 07/01/17	75	85.04
Americredit Automobile Receivables Trust, 5.56%, 06/06/14	145	151.07
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	935	944.44
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	73	75.03

Total asset-backed obligations		1,255.58

Government & government agency bonds & notes outside the U.S. - 0.55%
European Investment Bank, 3.125%, 06/04/14	1,120	1,181.55

Total government & government agency bonds & notes outside the U.S.		1,181.55

Total bonds & notes (cost: $ 203,644)		208,883	96.42

Short-term securities - 14.86%
Coca-Cola Co., 0.01%, 08/23/101	1,900	1,900.88
Fannie Mae, 0.1901%, 10/06/103	5,900	5,898	2.72
Freddie Mac:
0.14%, 08/30/10	1,500	1,500.69
0.01%, 09/07/10	4,800	4,799	2.21
0.21%, 09/08/10	2,600	2,599	1.20
0.01%, 10/20/10	5,000	4,997	2.31
GDF Suez, 0.355%, 08/24/101	1,300	1,300.60
Ranger Funding Co. LLC, 0.203%, 08/02/101	4,200	4,200	1.94
Variable Funding Capital, 0.42%, 10/14/101	5,000	4,996	2.31

Total short-term securities (cost: $ 32,189)		32,189	14.86

Total investment securities (cost: $235,833)		241,072	111.28
Other assets less liabilities		(24,443)	(11.28)

Net assets		$216,629	100.00

1	Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2010.
2
Purchased in a transaction exempt from registration under the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2010, the total value of these securities amounted to $683,706, representing 0.32% of net assets of the fund.

3	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Corp.	= Corporation
Imps	= Improvements
Inc	= Incorporated
REIT	= Real Estate Investment Trust
Rev	= Revenue
TBA	= To be announced
Univ	= University

Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of July 31, 2010 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$232,736	$–	$232,736
Short-term investments	–	25,325	–	25,325
Total investments	$–	$258,061	$–	$258,061

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$60,490	$–	$60,490
U.S. government agency	–	5,928	–	5,928
Short-term investments	–	22,315	–	22,315
Total investments	$–	$88,733	$–	$88,733

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$120,142	$–	$120,142
Short-term investments	–	36,070	–	36,070
Total investments	$–	$156,212	$–	$156,212

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$28,579	$–	$28,579
U.S. Treasury obligation	–	3,023	–	3,023
Short-term investments	–	9,745	–	9,745
Total investments	$–	$41,347	$–	$41,3471

Capital Core Bond Fund
Long-term investments
Bonds & notes	$–	$208,883	$–	$208,883
Short-term investments	–	32,189	–	32,189
Total investments	$–	$241,072	$–	$241,072

At July 31, 2010, there were no significant transfers between Level 1 and Level 2.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2010 were as follows (dollars in thousands):

Fund	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$253,902	$4,197	$38	$4,159
Capital Short-Term Municipal Fund	87,789	944	–	944
Capital California Core Municipal Fund	154,193	2,022	3	2,019
Capital California Short-Term Municipal Fund	40,934	413	–	413
Capital Core Bond Fund	235,833	5,259	20	5,239

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ Michael D. Beckman
Michael D. Beckman, President and Principal Executive Officer

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael D. Beckman
Michael D. Beckman, President and Principal Executive Officer

Date: September 28, 2010

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 28, 2010